Quarterly Report
September 30, 2021
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Airlines – 0.6%
Shanghai International Air Co., Ltd. (a)	40,600	$278,011
Alcoholic Beverages – 3.9%
Ambev S.A., ADR	127,512	$351,933
China Resources Beer Holdings Co. Ltd.	78,000	576,134
Jiangsu Yanghe Brewery JSC Ltd.	5,300	135,137
Kweichow Moutai Co. Ltd., “A”	2,500	707,969
		$1,771,173
Automotive – 4.4%
Hero MotoCorp Ltd.	10,243	$388,004
Mahindra & Mahindra Ltd.	76,449	821,814
PT United Tractors Tbk	424,000	761,559
		$1,971,377
Biotechnology – 0.6%
Hugel, Inc. (a)	1,979	$287,756
Brokerage & Asset Managers – 2.7%
B3 Brasil Bolsa Balcao S.A.	168,200	$393,494
Moscow Exchange MICEX-RTS PJSC	342,906	819,352
		$1,212,846
Business Services – 4.1%
Cognizant Technology Solutions Corp., “A”	5,480	$406,671
Kingsoft Cloud Holdings, ADR (a)	8,532	241,626
Tata Consultancy Services Ltd.	23,668	1,198,478
		$1,846,775
Chemicals – 1.3%
UPL Ltd.	63,491	$600,941
Computer Software – 3.8%
NAVER Corp.	2,678	$872,611
NetEase.com, Inc., ADR	9,887	844,350
		$1,716,961
Computer Software - Systems – 6.7%
Hon Hai Precision Industry Co. Ltd.	150,000	$560,576
Samsung Electronics Co. Ltd.	39,275	2,444,429
		$3,005,005
Construction – 2.8%
Gree Electric Appliances, Inc., “A”	127,100	$762,150
Techtronic Industries Co. Ltd.	26,500	519,491
		$1,281,641
Consumer Services – 1.8%
51job, Inc., ADR (a)	2,848	$198,021
MakeMyTrip Ltd. (a)	20,199	549,211
New Oriental Education & Technology Group, Inc. (a)	29,311	60,088
		$807,320
Electronics – 8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	192,258	$3,964,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.2%
Galp Energia SGPS S.A., “B”	17,093	$193,577
LUKOIL PJSC, ADR	8,253	785,730
		$979,307
Engineering - Construction – 0.8%
Doosan Bobcat, Inc. (a)	11,067	$367,744
Food & Beverages – 5.0%
Gruma S.A.B. de C.V.	40,721	$466,166
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	154,041	892,314
Orion Corp.	5,856	575,761
Tingyi (Cayman Islands) Holding Corp.	176,000	327,373
		$2,261,614
Forest & Paper Products – 0.9%
Suzano S.A. (a)	38,900	$389,447
Gaming & Lodging – 0.5%
Kangwon Land, Inc. (a)	8,969	$215,154
General Merchandise – 1.8%
Bim Birlesik Magazalar A.S.	54,910	$394,552
Walmart de Mexico S.A.B. de C.V.	125,531	426,494
		$821,046
Insurance – 6.1%
AIA Group Ltd.	93,000	$1,070,815
Ping An Insurance Co. of China Ltd., “H”	101,000	685,339
Samsung Fire & Marine Insurance Co. Ltd.	5,082	1,002,764
		$2,758,918
Internet – 9.0%
Alibaba Group Holding Ltd. (a)	2,800	$52,080
Alibaba Group Holding Ltd., ADR (a)	13,417	1,986,387
Tencent Holdings Ltd.	34,500	2,022,880
		$4,061,347
Leisure & Toys – 2.3%
Prosus N.V.	12,908	$1,016,611
Major Banks – 2.0%
ABSA Group Ltd.	29,932	$301,304
China Construction Bank Corp.	830,670	589,234
		$890,538
Metals & Mining – 1.6%
Alrosa PJSC	171,150	$312,762
Vale S.A., ADR	27,929	389,610
		$702,372
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	42,000	$220,665
Network & Telecom – 0.3%
VTech Holdings Ltd.	17,800	$129,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 11.4%
Banco de Chile	2,396,052	$221,047
Credicorp Ltd.	5,705	632,913
E.Sun Financial Holding Co. Ltd.	54,371	51,100
Grupo Financiero Inbursa S.A. de C.V. (a)	169,332	158,655
HDFC Bank Ltd.	35,111	752,726
Housing Development Finance Corp. Ltd.	24,659	902,390
Komercni Banka A.S. (a)	9,897	400,804
Sberbank of Russia PJSC	354,939	1,661,782
Tisco Financial Group PCL	131,900	357,672
		$5,139,089
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	268,095	$254,438
Precious Metals & Minerals – 1.8%
Gold Fields Ltd., ADR	47,703	$387,348
Polymetal International PLC	25,026	424,198
		$811,546
Real Estate – 2.1%
ESR Cayman Ltd. (a)	93,600	$282,559
Hang Lung Properties Ltd.	109,000	247,777
Multiplan Empreendimentos Imobiliarios S.A.	87,973	307,419
Swire Properties Ltd.	47,600	119,100
		$956,855
Restaurants – 2.5%
Yum China Holdings, Inc.	19,389	$1,126,695
Specialty Chemicals – 0.9%
PTT Global Chemical PLC	208,500	$389,763
Specialty Stores – 1.6%
Lojas Renner S.A.	79,652	$503,442
Vipshop Holdings Ltd., ADR (a)	18,670	207,984
		$711,426
Telecommunications - Wireless – 0.5%
Mobile TeleSystems PJSC, ADR	23,022	$221,932
Telephone Services – 3.3%
Hellenic Telecommunications Organization S.A.	56,193	$1,055,779
PT Telekom Indonesia	1,633,300	419,236
		$1,475,015
Total Common Stocks		$44,645,426
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	259,988	$259,988

Other Assets, Less Liabilities – 0.2%		102,121
Net Assets – 100.0%		$45,007,535
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $259,988 and $44,645,426, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,537,453	$4,376,984	$—	$11,914,437
South Korea	—	5,766,219	—	5,766,219
India	549,211	4,664,353	—	5,213,564
Taiwan	—	4,576,237	—	4,576,237
Russia	646,130	3,579,626	—	4,225,756
Hong Kong	—	2,369,279	—	2,369,279
Brazil	2,335,345	—	—	2,335,345
Mexico	1,305,753	—	—	1,305,753
Indonesia	—	1,180,795	—	1,180,795
Other Countries	3,098,310	2,659,731	—	5,758,041
Mutual Funds	259,988	—	—	259,988
Total	$15,732,190	$29,173,224	$—	$44,905,414
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$506,370	$10,817,083	$11,063,465	$—	$—	$259,988
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$300	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
China	26.5%
South Korea	12.8%
India	11.6%
Taiwan	10.1%
Russia	9.4%
Hong Kong	5.3%
Brazil	5.2%
Mexico	2.9%
Indonesia	2.6%
Other Countries	13.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.